Consolidated statement of income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Interest income (Note 13)
Loans	$ 4,069	$ 3,875	$ 3,598	$ 11,957	$ 10,137
Securities	720	697	612	2,072	1,686
Securities borrowed or purchased under resale agreements	378	357	273	1,099	743
Deposits with banks	104	96	73	292	203
Interest income	5,271	5,025	4,556	15,420	12,769
Interest expense (Note 13)
Deposits	2,117	2,123	1,659	6,382	4,388
Securities sold short	80	76	67	227	197
Securities lent or sold under repurchase agreements	321	312	200	891	512
Subordinated indebtedness	50	45	49	142	131
Other	9	9	4	28	15
Interest expense	2,577	2,565	1,979	7,670	5,243
Net interest income	2,694	2,460	2,577	7,750	7,526
Non-interest income
Underwriting and advisory fees	112	155	138	370	329
Deposit and payment fees	232	221	217	680	654
Credit fees	249	232	219	710	639
Card fees	117	114	125	348	382
Investment management and custodial fees	335	314	314	964	919
Mutual fund fees	403	396	410	1,192	1,218
Insurance fees, net of claims	102	109	109	323	326
Commissions on securities transactions	78	75	85	236	268
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net	180	237	152	593	412
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net	5	19	(9)	28	23
Foreign exchange other than trading	84	70	66	245	246
Income from equity-accounted associates and joint ventures	25	23	36	70	94
Other	116	117	108	330	346
Non-interest income	2,038	2,082	1,970	6,089	5,856
Total revenue	4,732	4,542	4,547	13,839	13,382
Provision for credit losses (Note 5)	291	255	241	884	606
Non-interest expenses
Employee compensation and benefits	1,469	1,421	1,437	4,290	4,312
Occupancy costs	220	222	218	662	647
Computer, software and office equipment	476	461	441	1,381	1,275
Communications	76	81	77	232	237
Advertising and business development	93	90	83	264	232
Professional fees	59	51	55	159	155
Business and capital taxes	29	24	27	85	77
Other (Note 3)	248	238	234	945	732
Non-interest expenses	2,670	2,588	2,572	8,018	7,667
Income before income taxes	1,771	1,699	1,734	4,937	5,109
Income taxes (Note 10)	373	351	365	1,009	1,093
Net income	1,398	1,348	1,369	3,928	4,016
Net income attributable to non-controlling interests	6	7	4	17	15
Preferred shareholders	28	28	23	79	65
Common shareholders	1,364	1,313	1,342	3,832	3,936
Net income attributable to equity shareholders	$ 1,392	$ 1,341	$ 1,365	$ 3,911	$ 4,001
Earnings per share (in dollars) (Note 11)
Basic	$ 3.07	$ 2.96	$ 3.02	$ 8.63	$ 8.88
Diluted	3.06	2.95	3.01	8.61	8.85
Dividends per common share (in dollars)	$ 1.40	$ 1.40	$ 1.33	$ 4.16	$ 3.96